DEBT (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Principal	$ 2,289,329	$ 2,681,200
Discount	1,059,556	$ 823,059
Convertible Notes Payable One [Member]
Principal amount	74,975
Debt Discount	74,975
Principal	74,975
Discount	$ 28,660
Origination date	Jan. 25, 2023
Maturity date	Jul. 25, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Two [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 38,884
Origination date	Jan. 30, 2023
Maturity date	Jul. 30, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Three [Member]
Principal amount	$ 1,000,000
Debt Discount	1,000,000
Principal	1,000,000
Discount	$ 416,663
Origination date	Feb. 17, 2023
Maturity date	Aug. 17, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Four [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 45,996
Origination date	Mar. 07, 2023
Maturity date	Sep. 07, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Five [Member]
Principal amount	$ 250,000
Debt Discount	250,000
Principal	250,000
Discount	$ 117,999
Origination date	Mar. 14, 2023
Maturity date	Sep. 10, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Six [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 49,496
Origination date	Mar. 27, 2023
Maturity date	Sep. 27, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Seven [Member]
Principal amount	$ 79,975
Debt Discount	79,975
Principal	79,975
Discount	$ 39,987
Origination date	Mar. 30, 2023
Maturity date	Sep. 30, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 37,884
Origination date	Jan. 24, 2023
Maturity date	Jul. 24, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Total [Member]
Principal	$ 4,724,950
Discount	2,369,483
Convertible Notes Payable Eight [Member]
Principal amount	50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 24,998
Origination date	Apr. 06, 2023
Maturity date	Oct. 06, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Nine [Member]
Principal amount	$ 400,000
Debt Discount	400,000
Principal	400,000
Discount	$ 200,002
Origination date	Apr. 07, 2023
Maturity date	Oct. 07, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Ten [Member]
Principal amount	$ 200,000
Debt Discount	200,000
Principal	200,000
Discount	$ 111,112
Origination date	May 05, 2023
Maturity date	Nov. 05, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Eleven [Member]
Principal amount	$ 50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 29,054
Origination date	May 09, 2023
Maturity date	Nov. 09, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twelve [Member]
Principal amount	$ 50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 29,054
Origination date	May 12, 2023
Maturity date	Nov. 12, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Fourteen [Member]
Principal amount	$ 50,000
Debt Discount	28,334
Principal	50,000
Discount	$ 18,893
Origination date	Jun. 30, 2023
Maturity date	Dec. 30, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Thirteen [Member]
Principal amount	$ 10,000
Debt Discount	10,000
Principal	10,000
Discount	$ 6,108
Origination date	Jun. 06, 2023
Maturity date	Dec. 06, 2024
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Fifteen [Member]
Principal amount	$ 25,000
Debt Discount	14,775
Principal	25,000
Discount	$ 9,853
Origination date	Jul. 07, 2023
Maturity date	Jan. 07, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Sixteen [Member]
Principal amount	$ 35,000
Debt Discount	20,103
Principal	35,000
Discount	$ 13,969
Origination date	Jul. 21, 2023
Maturity date	Jan. 21, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Seventeen [Member]
Principal amount	$ 100,000
Debt Discount	56,527
Principal	100,000
Discount	$ 40,326
Origination date	Jul. 26, 2023
Maturity date	Jan. 26, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Eighteen [Member]
Principal amount	$ 500,000
Debt Discount	268,545
Principal	500,000
Discount	$ 198,867
Origination date	Aug. 10, 2023
Maturity date	Feb. 10, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Ninteen [Member]
Principal amount	$ 100,000
Debt Discount	60,313
Principal	100,000
Discount	$ 46,360
Origination date	Aug. 24, 2023
Maturity date	Feb. 24, 2023
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty [Member]
Principal amount	$ 100,000
Debt Discount	60,010
Principal	100,000
Discount	$ 46,674
Origination date	Aug. 31, 2023
Maturity date	Feb. 28, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty One [Member]
Principal amount	$ 375,000
Debt Discount	246,871
Principal	375,000
Discount	$ 214,871
Origination date	Oct. 10, 2023
Maturity date	Apr. 10, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty Two [Member]
Principal amount	$ 150,000
Debt Discount	115,950
Principal	150,000
Discount	$ 103,808
Origination date	Nov. 03, 2023
Maturity date	May 03, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty Three [Member]
Principal amount	$ 50,000
Debt Discount	38,237
Principal	50,000
Discount	$ 35,613
Origination date	Nov. 07, 2023
Maturity date	May 07, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty Four [Member]
Principal amount	$ 50,000
Debt Discount	38,237
Principal	50,000
Discount	$ 35,613
Origination date	Nov. 07, 2023
Maturity date	May 07, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty Five [Member]
Principal amount	$ 50,000
Debt Discount	36,925
Principal	50,000
Discount	$ 34,674
Origination date	Nov. 28, 2023
Maturity date	May 28, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty Six [Member]
Principal amount	$ 25,000
Debt Discount	18,295
Principal	25,000
Discount	$ 17,407
Origination date	Dec. 04, 2023
Maturity date	Jun. 04, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty Seven [Member]
Principal amount	$ 500,000
Debt Discount	358,064
Principal	500,000
Discount	$ 342,064
Origination date	Dec. 06, 2023
Maturity date	Jun. 08, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20
Convertible Notes Payable Twenty Eight [Member]
Principal amount	$ 50,000
Debt Discount	35,241
Principal	50,000
Discount	$ 34,594
Origination date	Dec. 18, 2023
Maturity date	Jun. 18, 2025
Interest Rate	14.00%
Conversion Rate	$ 3.20